September 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreement and Plan of Reorganization with regard to the following reorganizations: (i) the reorganization of the FS Multi-Strategy Alternatives Fund, a series of FS Series Trust, into the FS Multi-Strategy Alternatives Fund, a newly created series of the Trust; (ii) the reorganization of the FS Long/Short Equity Fund, a series of FS Series Trust, into the FS Long/Short Equity Fund, a newly created series of the Trust; and (iii) the reorganization of the FS Chiron Real Asset Fund (together with FS Series Trust’s FS Multi-Strategy Alternatives Fund and FS Long/Short Equity Fund, the “Target Funds,” and each, a “Target Fund”), a series of FS Series Trust, into the FS Chiron Real Asset Fund (together with the Trust’s FS Multi-Strategy Alternatives Fund and FS Long/Short Equity Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”), a newly created series of the Trust. Pursuant to the Agreement and Plan of Reorganization, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5886.

Very truly yours,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001